SUPPLEMENT DATED DECEMBER 1, 2014

 FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS
DATED JANUARY 31, 2014

1.	In “The Funds Summary Section” for the Floating Rate Fund, the information under the heading “Portfolio Manager” on page 29 is deleted in its entirety and replaced with the following:

Portfolio Manager:  The Fund is managed by Muzinich by investment professionals who have active roles in managing the Fund. Dennis V. Dowden, CFA, and Bryan Petermann have served as the Fund’s Portfolio Managers since the Fund’s inception in 2013 and Clinton Comeaux has served as Portfolio Manager since December 2014.

2.
In the “Fund Management In Greater Detail” section, the information under the subheading “The Subadvisers” starting on page 128 related to the Fund For Income and the Floating Rate Fund is deleted in its entirety and replaced with the following:

The Fund For Income and the Floating Rate Fund are managed by a team of investment professionals who have active roles in managing the Funds.  The following investment professionals manage the Fund For Income and the Floating Rate Fund:  Dennis V. Dowden, Portfolio Manager, who joined Muzinich in 2001; Bryan Petermann, Portfolio Manager, who joined Muzinich in 2010 and prior thereto served as Managing Director, Head of High Yield, at Pinebridge Investments (f/k/a AIG Investments), for the last 5 years of his tenure (2000-2010); and Clinton Comeaux, Portfolio Manager, who joined Muzinich in 2006.  Each investment professional has been a Portfolio Manager of the Fund For Income since 2009, except for Mr. Petermann who has served as Portfolio Manager since 2010.  Each investment professional has been a Portfolio Manager of the Floating Rate Fund since its inception in April 2013, except for Mr. Comeaux, who has served as Portfolio Manager since December 2014.  Messrs. Dowden, Peterman and Comeaux also serve as Portfolio Managers of another First Investors Fund.

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Please retain this Supplement for future reference.

IEP1214

SUPPLEMENT DATED DECEMBER 1, 2014

FIRST INVESTORS INCOME FUNDS STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 31, 2014

1.
In the “Portfolio Managers” section, the information under the heading “A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended September 30, 2013” on page I-12 related to Muzinich & Co., Inc. (“Muzinich”) is deleted in its entirety and replaced with the following:

Name of Portfolio Manager and Fund(s) Covered by this SAI	Other Accounts Managed	Number of Other Accounts	Total Assets of Other Accounts (in millions)	Number of Accounts which Advisory Fee is Based on Account Performance	Total Assets in the Accounts which Advisory Fee is Based on Account Performance (in millions)
Muzinich’s Portfolio Managers:
Clinton Comeaux*: Fund For Income Floating Rate	Other Registered Investment Companies	1	$100.1	0	$0
	Other Pooled Investment Vehicles	18	$13,604.1	4	$1,824.7
	Other Accounts	28	$1,821.2	4	$293
Dennis V. Dowden: Fund For Income Floating Rate	Other Registered Investment Companies	1	$89.3	0	$0
	Other Pooled Investment Vehicles	5	$176.1	0	$0
	Other Accounts	4	$243.3	1	$48.9
Bryan Petermann: Fund For Income Floating Rate	Other Registered Investment Companies	1	$89.3	0	$0
	Other Pooled Investment Vehicles	17	$18,231.1	2	$342.5
	Other Accounts	19	$1,399	1	$179.4
*Mr. Comeaux has served as portfolio manager of the Floating Rate Fund since December 2014. The information provided is as of September 30, 2014.

2.
In the “Portfolio Managers” section under the heading “B. Potential Conflicts of Interest in Other Managed Accounts for Fiscal Year Ended September 30, 2013”, the second sentence under the subheading “Muzinich’s Portfolio Managers” on page I-14 is deleted in its entirety and replaced with the following:

In addition, each of Muzinich’s portfolio managers also manages one other First Investors mutual fund other than the Funds covered by this SAI.

3.
In the “Portfolio Managers” section, the information under the heading “D. Portfolio Manager Fund Ownership for Fiscal Year Ended September 30, 2013” on page I-16 related to Muzinich is deleted in its entirety and replaced with the following:

Muzinich’s Portfolio Managers:
Name	Funds covered by this SAI	Dollar Range of Fund Ownership (dollars)
Clinton Comeaux*	Fund For Income	None
	Floating Rate Fund	$50,001 - $100,000
Dennis V. Dowden	Fund For Income and Floating Rate Fund	None
Bryan Petermann	Fund For Income and Floating Rate Fund	None
         *Mr. Comeaux has served as portfolio manager of the Floating Rate Fund since December 2014. The information provided is as of September 30, 2014.

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Please retain this Supplement for future reference.

IFSAI1214